UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05526

 NAME OF REGISTRANT:                     Pacholder High Yield Fund,
                                         Inc



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 270 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management,
                                         Inc.
                                         270 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4111

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


Pacholder High Yield Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 BASIC ENERGY SERVICES, INC.                                                                 Agenda Number:  934497086
--------------------------------------------------------------------------------------------------------------------------
        Security:  06985PAK6
    Meeting Type:  Consent
    Meeting Date:  29-Nov-2016
          Ticker:
            ISIN:  US06985PAK66
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN (FOR = ACCEPT, AGAINST =                 Mgmt          For
       REJECT)

2.     IF YOU HAVE VOTED TO REJECT THE PLAN AND                  Mgmt          Abstain
       ELECT NOT TO GRANT THE RELEASES IN SECTION
       10.7 OF THE PLAN. (FOR = DO NOT GRANT
       RELEASES, ABSTAIN = GRANT RELEASES)

3.     I AM AN ACCREDITED INVESTOR (FOR = YES,                   Mgmt          For
       AGAINST = NO)




--------------------------------------------------------------------------------------------------------------------------
 BLUEWATER HOLDING B.V., HOOFDDORP                                                           Agenda Number:  707629549
--------------------------------------------------------------------------------------------------------------------------
        Security:  N14057AA6
    Meeting Type:  BOND
    Meeting Date:  14-Dec-2016
          Ticker:
            ISIN:  NO0010697485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      ACKNOWLEDGE SUMMONS                                       Non-Voting

2      ACKNOWLEDGE AGENDA                                        Non-Voting

3      ACKNOWLEDGE ELECTION OF TWO PERSONS TO                    Non-Voting
       CO-SIGN MINUTES TOGETHER WITH CHAIRMAN

4      REQUEST FOR AMENDING BOND AGREEMENT                       Mgmt          For                            For

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO                    Non-Voting
       VOTE: 100000 AND MULTIPLE: 100000.




--------------------------------------------------------------------------------------------------------------------------
 DYNEGY INC.                                                                                 Agenda Number:  934556525
--------------------------------------------------------------------------------------------------------------------------
        Security:  26817R108
    Meeting Type:  Annual
    Meeting Date:  18-May-2017
          Ticker:  DYN
            ISIN:  US26817R1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT C. FLEXON                                          Mgmt          For                            For
       PAT WOOD III                                              Mgmt          For                            For
       HILARY E. ACKERMANN                                       Mgmt          For                            For
       PAUL M. BARBAS                                            Mgmt          For                            For
       RICHARD L. KUERSTEINER                                    Mgmt          For                            For
       TYLER G. REEDER                                           Mgmt          For                            For
       JEFFREY S. STEIN                                          Mgmt          For                            For
       JOHN R. SULT                                              Mgmt          For                            For

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          Against                        Against
       COMPENSATION OF DYNEGY'S NAMED EXECUTIVE
       OFFICERS AS DESCRIBED IN THE PROXY
       STATEMENT.

3.     TO ACT UPON A RESOLUTION, ON AN ADVISORY                  Mgmt          1 Year                         For
       BASIS, REGARDING WHETHER THE STOCKHOLDER
       VOTE ON THE COMPENSATION OF DYNEGY'S NAMED
       EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE,
       TWO OR THREE YEARS.

4.     TO ACT UPON A PROPOSAL TO RATIFY THE                      Mgmt          For                            For
       APPOINTMENT OF ERNST & YOUNG LLP AS
       DYNEGY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2017.




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN NETWORKS                                                                            Agenda Number:  934540433
--------------------------------------------------------------------------------------------------------------------------
        Security:  38239HAC9
    Meeting Type:  Consent
    Meeting Date:  03-Apr-2017
          Ticker:
            ISIN:  US38239HAC97
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN (FOR = ACCEPT, AGAINST =                 Mgmt          For
       REJECT)

2.     OPT OUT OF THE THIRD PARTY RELEASE. (FOR =                Mgmt          Abstain
       OPT OUT, ABSTAIN = DO NOT OPT OUT)




--------------------------------------------------------------------------------------------------------------------------
 HALCON RESOURCES CORPORATION                                                                Agenda Number:  934456092
--------------------------------------------------------------------------------------------------------------------------
        Security:  40537QAK6
    Meeting Type:  Consent
    Meeting Date:  20-Jul-2016
          Ticker:
            ISIN:  US40537QAK67
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     THE PLAN TO ACCEPT THE PLAN MARK "FOR" TO                 Mgmt          For
       REJECT THE PLAN MARK "AGAINST"

2)     THE UNDERSIGNED HAS VOTED TO REJECT THE                   Mgmt          Abstain
       PLAN AND ELECTS NOT TO GRANT THE RELEASES
       CONTAINED IN SECTION 10.7 OF THE PLAN




--------------------------------------------------------------------------------------------------------------------------
 NII HOLDINGS, INC.                                                                          Agenda Number:  934600188
--------------------------------------------------------------------------------------------------------------------------
        Security:  62913F508
    Meeting Type:  Annual
    Meeting Date:  24-May-2017
          Ticker:  NIHD
            ISIN:  US62913F5089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: KEVIN L. BEEBE                      Mgmt          Against                        Against

1B.    ELECTION OF DIRECTOR: JAMES V. CONTINENZA                 Mgmt          Against                        Against

1C.    ELECTION OF DIRECTOR: HOWARD S. HOFFMANN                  Mgmt          Against                        Against

1D.    ELECTION OF DIRECTOR: RICARDO                             Mgmt          For                            For
       KNOEPFELMACHER

1E.    ELECTION OF DIRECTOR: CHRISTOPHER T. ROGERS               Mgmt          Against                        Against

1F.    ELECTION OF DIRECTOR: ROBERT A. SCHRIESHEIM               Mgmt          Against                        Against

1G.    ELECTION OF DIRECTOR: STEVEN M. SHINDLER                  Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE EXECUTIVE                        Mgmt          Against                        Against
       COMPENSATION.

3.     RATIFICATION OF KPMG LLP AS OUR INDEPENDENT               Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR
       FISCAL YEAR 2017.




--------------------------------------------------------------------------------------------------------------------------
 PENN VIRGINIA CORPORATION                                                                   Agenda Number:  934460445
--------------------------------------------------------------------------------------------------------------------------
        Security:  707882AE6
    Meeting Type:  Consent
    Meeting Date:  02-Aug-2016
          Ticker:
            ISIN:  US707882AE64
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE PLAN PLEASE SELECT "FOR" TO ACCEPT THE                Mgmt          For
       PLAN AND "AGAINST" TO REJECT THE PLAN

2.     OPT OUT OF THE RELEASE PLEASE SELECT "FOR"                Mgmt          Abstain
       TO OPT OUT AND "ABSTAIN" IF YOU DO NOT WANT
       TO OPT OUT




--------------------------------------------------------------------------------------------------------------------------
 PENN VIRGINIA CORPORATION                                                                   Agenda Number:  934564394
--------------------------------------------------------------------------------------------------------------------------
        Security:  70788V102
    Meeting Type:  Annual
    Meeting Date:  03-May-2017
          Ticker:  PVAC
            ISIN:  US70788V1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HARRY QUARLS                                              Mgmt          For                            For
       DARIN G. HOLDERNESS                                       Mgmt          For                            For
       MARC MCCARTHY                                             Mgmt          For                            For
       JERRY SCHUYLER                                            Mgmt          For                            For

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION PAID TO THE COMPANY'S NAMED
       EXECUTIVE OFFICERS.

3.     TO APPROVE THE NON-BINDING ADVISORY                       Mgmt          1 Year                         For
       RESOLUTION REGARDING THE FREQUENCY OF THE
       NON-BINDING VOTE ON EXECUTIVE COMPENSATION.

4.     TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDED DECEMBER 31, 2017.




--------------------------------------------------------------------------------------------------------------------------
 PENN VIRGINIA CORPORATION                                                                   Agenda Number:  934564394
--------------------------------------------------------------------------------------------------------------------------
        Security:  70788V300
    Meeting Type:  Annual
    Meeting Date:  03-May-2017
          Ticker:
            ISIN:  US70788V3006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HARRY QUARLS                                              Mgmt          For                            For
       DARIN G. HOLDERNESS                                       Mgmt          For                            For
       MARC MCCARTHY                                             Mgmt          For                            For
       JERRY SCHUYLER                                            Mgmt          For                            For

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION PAID TO THE COMPANY'S NAMED
       EXECUTIVE OFFICERS.

3.     TO APPROVE THE NON-BINDING ADVISORY                       Mgmt          1 Year                         For
       RESOLUTION REGARDING THE FREQUENCY OF THE
       NON-BINDING VOTE ON EXECUTIVE COMPENSATION.

4.     TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDED DECEMBER 31, 2017.




--------------------------------------------------------------------------------------------------------------------------
 SEA TRUCKS GROUP LTD, ROAD TOWN                                                             Agenda Number:  707676118
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8006FAB2
    Meeting Type:  BOND
    Meeting Date:  18-Jan-2017
          Ticker:
            ISIN:  NO0010673734
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      APPROVAL OF THE SUMMONS                                   Mgmt          For                            For

2      APPROVAL OF THE AGENDA                                    Mgmt          For                            For

3      ELECTION OF TWO PERSONS TO CO-SIGN THE                    Mgmt          For                            For
       MINUTES TOGETHER WITH THE CHAIRMAN (WHO
       WILL BE A REPRESENTATIVE OF THE BOND
       TRUSTEE, UNLESS OTHERWISE DECIDED BY THE
       BONDHOLDERS' MEETING)

4      REQUEST FOR ADOPTION OF THE PROPOSAL: IT IS               Mgmt          For                            For
       PROPOSED THAT THE BONDHOLDERS' MEETING
       RESOLVE THE FOLLOWING: "THE BONDHOLDERS'
       MEETING APPROVES THE PROPOSAL AS DESCRIBED
       IN SECTION 3 OF THE SUMMONS. THE BOND
       TRUSTEE IS HEREBY AUTHORISED TO ENTER INTO
       THE NECESSARY AGREEMENTS IN CONNECTION WITH
       THE DECISIONS MADE AT THE BONDHOLDERS'
       MEETING, INCLUDING CARRYING OUT ALL
       NECESSARY AMENDMENTS TO THE BOND AGREEMENT
       AND ANY OTHER FINANCE DOCUMENTS, AND
       ENTERING INTO ANY SUCH OTHER AGREEMENTS AS
       CONTEMPLATED BY THE PROPOSAL"

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS, ABSTAIN IS NOT A VOTING OPTION
       ON THIS MEETING




--------------------------------------------------------------------------------------------------------------------------
 SEA TRUCKS GROUP LTD, ROAD TOWN                                                             Agenda Number:  708070052
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8006FAB2
    Meeting Type:  BOND
    Meeting Date:  02-May-2017
          Ticker:
            ISIN:  NO0010673734
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      APPROVAL OF THE SUMMONS                                   Mgmt          For                            For

2      APPROVAL OF THE AGENDA                                    Mgmt          For                            For

3      ELECTION OF TWO PERSONS TO CO SIGN THE                    Mgmt          For                            For
       MINUTES TOGETHER WITH THE CHAIRMAN

4      REQUEST FOR ADOPTION OF THE PROPOSAL                      Mgmt          For                            For

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS, ABSTAIN IS NOT A VOTING OPTION
       ON THIS MEETING




--------------------------------------------------------------------------------------------------------------------------
 STONE ENERGY CORPORATION                                                                    Agenda Number:  934509855
--------------------------------------------------------------------------------------------------------------------------
        Security:  861642AM8
    Meeting Type:  Consent
    Meeting Date:  16-Dec-2016
          Ticker:
            ISIN:  US861642AM86
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      BENEFICIAL HOLDER OF CLASS 3 PREPETITION                  Mgmt          For
       NOTES CLAIMS VOTES ON THE PLAN. SELECT
       "FOR" TO ACCEPT THE PLAN SELECT "AGAINST"
       TO REJECT THE PLAN. (ABSTAIN VOTES DO NOT
       COUNT)

2      OPT OUT RELEASES CONTAINED IN ARTICLE X.C                 Mgmt          Abstain
       OF THE PLAN. SELECT "FOR" TO OPT OUT.
       SELECT "ABSTAIN" OR "AGAINST" IF YOU DO NOT
       WANT TO OPT OUT.




--------------------------------------------------------------------------------------------------------------------------
 TEXAS COMPETITIVE ELEC HLDGS                                                                Agenda Number:  934459048
--------------------------------------------------------------------------------------------------------------------------
        Security:  882330AM5
    Meeting Type:  Consent
    Meeting Date:  03-Aug-2016
          Ticker:
            ISIN:  US882330AM55
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     THE PLAN TO ACCEPT THE PLAN MARK "FOR" TO                 Mgmt          For
       REJECT THE PLAN MARK "AGAINST"

2)     OPT OUT OF THE RELEASES TO OPT OUT OF THE                 Mgmt          Abstain
       RELEASE MARK "FOR"




--------------------------------------------------------------------------------------------------------------------------
 ULTRAPETROL BAHAMAS LTD.                                                                    Agenda Number:  934512232
--------------------------------------------------------------------------------------------------------------------------
        Security:  90400XAF1
    Meeting Type:  Consent
    Meeting Date:  02-Feb-2017
          Ticker:
            ISIN:  US90400XAF15
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     VOTE ON PARENT-INCLUDED PLAN. (FOR =                      Mgmt          For
       ACCEPT, AGAINST = REJECT)

1B     VOLUNTARILY CONSENT TO PROVIDE THE RELEASES               Mgmt          For
       SET FORTH IN SECTION V.H. (B) OF THE PLAN.
       (FOR = CONSENT, AGAINST/ABSTAIN = DO NOT
       CONSENT)

2A     VOTE ON PARENT-EXCLUDED PLAN. (FOR =                      Mgmt          For
       ACCEPT, AGAINST = REJECT)

2B     VOLUNTARILY CONSENT TO PROVIDE THE RELEASES               Mgmt          For
       SET FORTH IN SECTION V.H. (B) OF THE PLAN.
       (FOR = CONSENT, AGAINST/ABSTAIN = DO NOT
       CONSENT)




--------------------------------------------------------------------------------------------------------------------------
 VISTRA ENERGY CORP                                                                          Agenda Number:  934582873
--------------------------------------------------------------------------------------------------------------------------
        Security:  92840M102
    Meeting Type:  Annual
    Meeting Date:  16-May-2017
          Ticker:  VSTE
            ISIN:  US92840M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GAVIN R. BAIERA                                           Mgmt          For                            For
       CURTIS A. MORGAN                                          Mgmt          For                            For

2.     APPROVE, ON AN ADVISORY BASIS, NAMED                      Mgmt          For                            For
       EXECUTIVE OFFICER COMPENSATION.

3.     RATIFY THE SELECTION OF DELOITTE & TOUCHE                 Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2017.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Pacholder High Yield Fund, Inc
By (Signature)       /s/ Brian S. Shlissel
Name                 Brian S. Shlissel
Title                President
Date                 08/30/2017